Fees Summary	Aug. 08, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	22,965.00
Total Offset Amount	0.00
Net Fee	$ 22,965.00
Narrative - Max Aggregate Offering Amount | shares	150,000,000
Final Prospectus	true